DIVIDENDS (Details) $ / shares in Units, $ in Millions											12 Months Ended
	Nov. 11, 2025 USD ($) $ / shares	Aug. 01, 2025 USD ($) $ / shares	May 09, 2025 USD ($) $ / shares	Feb. 19, 2025 USD ($) $ / shares	Aug. 06, 2024 USD ($) $ / shares	Feb. 23, 2024 USD ($) $ / shares	Aug. 04, 2023 USD ($) $ / shares	Aug. 04, 2023 R / shares	Feb. 22, 2023 USD ($) $ / shares	Feb. 22, 2023 R / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends declared (USD per share) | (per share)	$ 0.91	$ 0.80	$ 0.125	$ 0.69	$ 0.22	$ 0.19	$ 0.04	R 0.70	$ 0.18	R 3.22
Dividends paid, ordinary shares	$ 465	$ 403	$ 64	$ 351	$ 92	$ 80	$ 15		$ 76		$ 1,283	$ 172	$ 91